Common Stock - (parenthetical) (Detail) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2021 Grantees $ / shares	Jun. 30, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares
Class of Stock [Line Items]
Share based compensation by share based award weighted average exercise price of stock options granted		$ 11.58	$ 4.4
Two Thousand And Eleven Stock Incentive Plan [Member] | Employee Stock Option Member
Class of Stock [Line Items]
Incremental share based compensation due to revision in exercise price | $			$ 351
Two Thousand And Eleven Stock Incentive Plan [Member] | Employee Stock Option Member | Reduction In Exercise Price [Member]
Class of Stock [Line Items]
Share based compensation by share based award number of grantees who were given reduction in exercise price | Grantees	60
Two Thousand And Eleven Stock Incentive Plan [Member] | Employee Stock Option Member | Reduction In Exercise Price [Member] | Original Exercise Price [Member] | Maximum [Member]
Class of Stock [Line Items]
Share based compensation by share based award weighted average exercise price of stock options granted	$ 6.84
Two Thousand And Eleven Stock Incentive Plan [Member] | Employee Stock Option Member | Reduction In Exercise Price [Member] | Original Exercise Price [Member] | Minimum [Member]
Class of Stock [Line Items]
Share based compensation by share based award weighted average exercise price of stock options granted	5.67
Two Thousand And Eleven Stock Incentive Plan [Member] | Employee Stock Option Member | Reduction In Exercise Price [Member] | Revied Exercise Price [Member]
Class of Stock [Line Items]
Share based compensation by share based award weighted average exercise price of stock options granted	$ 4.4